Share-Based Compensation - Summary of Share-based Compensation Expenses (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery)	$ (2,667)	$ 3,158	$ 1,382	$ 8,425	$ 12,937	$ 1,816	$ 7,749
Equity settled share-based payments [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery)	470	453	927	893	1,783	1,725	2,735
Cash-settled share-based payments (recovery) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery)	$ (3,137)	$ 2,705	$ 455	$ 7,532
Deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery)					3,053	(1,830)	(720)
Phantom share entitlement plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery)					102	(54)	(449)
Performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery)					3,470	667	2,754
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery)					2,751	755	2,199
Cash performance target [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery)					$ 1,778	$ 553	$ 1,230